Supplement (Vanguard Tax-Managed Small-Cap Fund)	12 Months Ended
Dec. 31, 2013
Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Tax-Managed Small-Cap Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares dated April 7, 2014

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.05%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5Years 10Years

$8 $26 $45 $103

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 136A 042014

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Tax-Managed Small-Cap Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares dated April 7, 2014

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.10%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses(1) 0.12%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5Years 10Years

$12 $39 $68 $154

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 136A 042014